Bank Borrowings - Borrowings to finance investments - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Borrowings [abstract]
Borrowings to finance investments	$ 0
Non-current amount drawn down	0	$ 179,473
Current amount drawn down	1,003	241,818
Total	$ 1,003	421,291
Borrowings to finance investments
Borrowings [abstract]
Limit		76,000
Non-current amount drawn down		8,198
Current amount drawn down		64,545
Total		72,743
Corporate Finance Investments | Later than three years and not later than four years
Borrowings [abstract]
Limit		14,000
Current amount drawn down		13,350
Total		13,350
Sundry Investments In South Africa | Not later than one year
Borrowings [abstract]
Limit		25,000
Current amount drawn down		23,840
Total		23,840
Syndicated Financing For Sundry Investments In France | Not later than one year
Borrowings [abstract]
Limit		17,000
Non-current amount drawn down		8,198
Current amount drawn down		8,199
Total		16,397
Investments In MangShi Plant | Later than two years and not later than three years
Borrowings [abstract]
Limit		14,000
Current amount drawn down		13,176
Total		13,176
Acquisition Of SamQuarz Pty Ltd | Later than one year and not later than two years
Borrowings [abstract]
Limit		6,000
Current amount drawn down		5,781
Total		5,781
Others Investments
Borrowings [abstract]
Current amount drawn down		199
Total		$ 199